Right-of-use assets (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Opening amount	SFr 469,989	SFr 565,344
Additions		2,000
Depreciation charge	(291,573)	(320,415)
Effect of lease modifications	179,197	226,578
Disposals		(4,216)
Exchange differences		698
Closing amount	357,613	469,989	SFr 565,344
Cash outflow for leases	300,000	300,000
Research and development expense
Right-of-use assets
Depreciation charge	(200,000)	(200,000)	(300,000)
General and administration expense
Right-of-use assets
Depreciation charge	(100,000)	(100,000)
Cost
Right-of-use assets
Opening amount	1,387,413
Closing amount	1,485,392	1,387,413
Accumulated depreciation
Right-of-use assets
Opening amount	(917,424)
Closing amount	(1,127,779)	(917,424)
Properties
Right-of-use assets
Opening amount	456,885	543,890
Additions		2,000
Depreciation charge	(277,069)	(294,389)
Effect of lease modifications	173,281	208,902
Disposals		(4,216)
Exchange differences		698
Closing amount	353,097	456,885	543,890
Properties | Cost
Right-of-use assets
Opening amount	1,298,569
Closing amount	1,471,850	1,298,569
Properties | Accumulated depreciation
Right-of-use assets
Opening amount	(841,684)
Closing amount	(1,118,753)	(841,684)
Equipment
Right-of-use assets
Opening amount	13,104	21,454
Depreciation charge	(14,504)	(26,026)
Effect of lease modifications	5,916	17,676
Closing amount	4,516	13,104	SFr 21,454
Equipment | Cost
Right-of-use assets
Opening amount	88,844
Closing amount	13,542	88,844
Equipment | Accumulated depreciation
Right-of-use assets
Opening amount	(75,740)
Closing amount	SFr (9,026)	SFr (75,740)